Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Schedule of company's assets that are measured at fair value on a recurring basis

			Significant Other
	Quoted Prices in	Significant Other	Unobservable
	Active Markets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$414,645,708	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrant	$3,519,000	$—	$—
Derivative warrant liabilities - Private Placement Warrant	$—	$—	$1,747,600

December 31, 2021

			Significant Other
	Quoted Prices in	Significant Other	Unobservable
	Active Markets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$414,023,891	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrant	$11,592,000	$—	$—
Derivative warrant liabilities - Private Placement Warrant	$—	$—	$5,756,800

	Fair Value Measured as of December 31, 2021
			Significant Other
	Quoted Prices in	Significant Other	Unobservable
	Active Markets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$414,023,891	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrant	$11,592,000	$—	$—
Derivative warrant liabilities - Private warrant	$—	$—	$5,756,800

Schedule of change in the fair value of the warrant liabilities

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs as of June 30, 2022 and 2021 are summarized as follows:

Derivative warrant liabilities at December 31, 2021 - Level 3	$5,756,800
Change in fair value of derivative warrant liabilities - Level 3	(3,186,800)
Derivative warrant liabilities at June 30, 2022 - Level 3	$2,570,000
Change in fair value of derivative warrant liabilities - Level 3	(822,400)
Derivative warrant liabilities at June 30, 2022 - Level 3	$1,747,600

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants - Level 3	21,272,000
Transfer of Public Warrants to Level 1 Measurement	(14,076,000)
Change in fair value of derivative warrant liabilities - Level 3	1,028,000
Derivative warrant liabilities at March 31, 2021 - Level 3	8,224,000
Change in fair value of derivative warrant liabilities - Level 3	822,400
Derivative warrant liabilities at June 30, 2021 - Level 3	$9,046,400

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants - Level 3	21,272,000
Transfer of Public Warrants to Level 1 Measurement	(14,076,000)
Change in fair value of derivative warrant liabilities - Level 3	(1,439,200)
Derivative warrant liabilities at December 31, 2021 - Level 3	$5,756,800

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	June 30, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Volatility	1.7%	10.00%
Stock price	$9.82	$9.73
Expected life of the options to convert	5.45	5.61
Risk-free rate	2.97%	1.31%
Dividend yield	0%	0%

As of December 31, 2021
Volatility	10.00%
Stock price	$9.73
Expected life of the options to convert	5.61
Risk-free rate	1.31%
Dividend yield	0%
Probability of business combination	90%